UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                ----------------------------

Check here if Amendment [ X ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kamunting Street Capital Management, L.P.
           --------------------------------------------------
Address:   140 EAST 45TH STREET, 15TH FLOOR
           --------------------------------------------------
           NEW YORK, NY 10017
           --------------------------------------------------

Form 13F File Number:  028-11244
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kamunting Street Management, L.L.C.
           --------------------------------------------------
Title:     Allan C. Teh, Managing Member
           --------------------------------------------------
Phone:     212-490-4350
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Allan C. Teh           NEW YORK, NY                    5/12/06
  ------------------------   ------------------------------  ---------
        [Signature]                 [City, State]             [Date]



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        58
                                               -------------

Form 13F Information Table Value Total:        $429,145
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number Name




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                                                      Form 13F INFORMATION TABLE

                                                             VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
       NAME OF ISSUER            TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
-----------------------------  ----------------  --------- ---------  ----------  ---- ----  ----------- --------  ----- ------ ----
ADVANCED MEDICAL OPTICS INC    NOTE 2.500% 7/1   00763MAG3   8,156    7,500,000   SH           SOLE               7,500,000   0    0
ALBANY INTL CORP               CL A              012348108   1,440       37,800   SH           SOLE                  37,800   0    0
ALKERMES INC                   NOTE 2.500% 9/0   01642TAE8  28,056   17,500,000   SH           SOLE              17,500,000   0    0
ALPHA NATURAL RESOURCES INC    COM               02076X102   4,434      191,619   SH           SOLE                 191,619   0    0
AMERICAN FINL RLTY TR          NOTE 4.375% 7/1   02607PAB3   6,722    7,500,000   SH           SOLE               7,500,000   0    0
AMERICAN TOWER CORP            NOTE 3.000% 8/1   029912AR3   4,739    3,000,000   SH           SOLE               3,000,000   0    0
AMR CORP                       NOTE 4.500% 2/1   001765BB1  29,295   21,000,000   SH           SOLE              21,000,000   0    0
APEX SILVER MINES LTD          NOTE 4.000% 9/1   03760XAD3  25,732   23,750,000   SH           SOLE              23,750,000   0    0
ATMEL CORP                     SDCV 5/2          049513AE4   3,161    6,500,000   SH           SOLE               6,500,000   0    0
BARNES GROUP INC               NOTE 3.750% 8/0   067806AB5   8,295    7,500,000   SH           SOLE               7,500,000   0    0
CELL THERAPEUTICS INC          NOTE 5.750% 6/1   150934AC1     575    1,150,000   SH           SOLE               1,150,000   0    0
CELL THERAPEUTICS INC          NOTE 4.000% 7/0   150934AF4   3,151    6,850,000   SH           SOLE               6,850,000   0    0
CELL THERAPEUTICS INC          NOTE 5.750% 6/1   150934AD9   9,244   13,822,000   SH           SOLE              13,822,000   0    0
CEPHALON INC                   COM               156708109   3,633       60,300   SH           SOLE                  60,300   0    0
CHARTER COMMUNICATIONS INC D   NOTE 5.875% 11/1  16117MAE7   1,872    2,700,000   SH           SOLE               2,700,000   0    0
CHESAPEAKE ENERGY CORP         COM               165167107   6,282      200,000   SH           SOLE                 200,000   0    0
CHUNGHWA TELECOM CO LTD        SPONSORED ADR     17133Q205   1,387       70,825   SH           SOLE                  70,825   0    0
CITADEL BROADCASTING CORP      NOTE 1.875% 2/1   17285TAB2   8,256   10,000,000   SH           SOLE              10,000,000   0    0
CTS CORP                       NOTE 2.125% 5/0   126501AC9  12,195   12,000,000   SH           SOLE              12,000,000   0    0
CYPRESS SEMICONDUCTOR CORP     COM               232806109   1,759      103,800   SH           SOLE                 103,800   0    0
ECHOSTAR COMMUNICATIONS NEW    NOTE 5.750% 5/1   278762AG4   1,975    2,000,000   SH           SOLE               2,000,000   0    0
EDO CORP                       NOTE 4.000% 11/1  281347AE4   8,269    7,500,000   SH           SOLE               7,500,000   0    0
EXPRESSJET HOLDINGS INC        NOTE 4.250% 8/0   30218UAB4   8,049    8,995,000   SH           SOLE               8,995,000   0    0
FORD MTR CO CAP TR II          PFD TR CV6.5%     345395206  30,301    1,016,900   SH           SOLE               1,016,900   0    0
FRONTIER AIRLINES INC NEW      DBCV 5.000% 12/1  359065AA7   2,458    2,500,000   SH           SOLE               2,500,000   0    0
GATEWAY INC                    NOTE 1.500% 12/3  367626AB4   4,242    5,500,000   SH           SOLE               5,500,000   0    0
GENERAL MTRS CORP              DEB SR CV C 33    370442717  38,245    2,192,400   SH           SOLE               2,192,400   0    0
GENESIS HEALTHCARE CORP        SDCV 2.500% 3/1   37184DAE1   6,609    6,500,000   SH           SOLE               6,500,000   0    0
GENTA INC                      COM NEW           37245M207   1,458      675,000   SH           SOLE                 675,000   0    0
GENVEC INC                     COM               37246C109      94       43,000   SH           SOLE                  43,000   0    0
HUMAN GENOME SCIENCES INC      NOTE 2.250% 8/1   444903AM0   6,513    7,500,000   SH           SOLE               7,500,000   0    0
ICOS CORP                      NOTE 2.000% 7/0   449295AB0   5,666    7,000,000   SH           SOLE               7,000,000   0    0
INCYTE CORP                    NOTE 3.500% 2/1   45337CAE2  10,677   13,000,000   SH           SOLE              13,000,000   0    0
INHALE THERAPEUTIC SYS INC     NOTE 3.500% 10/1  457191AH7   7,464    7,735,000   SH           SOLE               7,735,000   0    0
K V PHARMACEUTICAL CO          NOTE 2.500% 5/1   482740AC1   5,428    5,000,000   SH           SOLE               5,000,000   0    0
LEVEL 3 COMMUNICATIONS INC     NOTE 5.250% 12/1  52729NBF6   2,757    2,000,000   SH           SOLE               2,000,000   0    0
LEVEL 3 COMMUNICATIONS INC     NOTE 10.000% 5/0  52729NBE9  18,940   12,000,000   SH           SOLE              12,000,000   0    0
LITHIA MTRS INC                NOTE 2.875% 5/0   536797AB9   8,842    8,535,000   SH           SOLE               8,535,000   0    0
LORAL SPACE & COMMUNICATNS L   COM               543881106   5,569      193,696   SH           SOLE                 193,696   0    0
MANOR CARE INC NEW             NOTE 2.125% 8/0   564055AM3   6,703    6,150,000   SH           SOLE               6,150,000   0    0
MAXTOR CORP                    NOTE 6.800% 4/3   577729AC0   3,450    3,000,000   SH           SOLE               3,000,000   0    0
MESA AIR GROUP INC             COM               590479101     464       40,600   SH           SOLE                  40,600   0    0
MIRANT CORP NEW                COM               60467R100   1,330       53,206   SH           SOLE                  53,206   0    0
NOVELL INC                     DBCV 0.500% 7/1   670006AC9   4,609    5,000,000   SH           SOLE               5,000,000   0    0
OMNICARE INC                   DBCV 3.250% 12/1  681904AL2   4,842    5,000,000   SH           SOLE               5,000,000   0    0
OSCIENT PHARMACEUTICALS CORP   COM               68812R105     400      200,000   SH           SOLE                 200,000   0    0
PETROHAWK ENERGY CORP          COM               716495106     685       50,000   SH           SOLE                  50,000   0    0
PHARMACEUTICAL RES INC         NOTE 2.875% 9/3   717125AC2   3,361    4,000,000   SH           SOLE               4,000,000   0    0
PINNACLE AIRL CORP             NOTE 3.250% 2/1   723443AB3   4,088    4,930,000   SH           SOLE               4,930,000   0    0
PLAYBOY ENTERPRISES INC        NOTE 3.000% 3/1   728117AB8   9,180    9,000,000   SH           SOLE               9,000,000   0    0
ROTECH HEALTHCARE INC          COM               778669101   4,448      306,541   SH           SOLE                 306,541   0    0
SEACOR HOLDINGS INC            DBCV 2.875% 12/1  811904AJ0  12,201   10,000,000   SH           SOLE              10,000,000   0    0
SEMICONDUCTOR HLDRS TR         DEP RCPT          816636203     726       20,000   SH           SOLE                  20,000   0    0
SONIC AUTOMOTIVE INC           NOTE 4.250% 11/3  83545GAK8   8,258    6,500,000   SH           SOLE               6,500,000   0    0
UAL CORP                       COM NEW           902549807   7,513      188,155   SH           SOLE                 188,155   0    0
UTSTARCOM INC                  NOTE 0.875% 3/0   918076AB6   3,013    3,500,000   SH           SOLE               3,500,000   0    0
WATSON PHARMACEUTICALS INC .   DBCV 1.750% 3/1   942683AC7   9,643   10,500,000   SH           SOLE              10,500,000   0    0
WILLBROS GROUP                 NOTE 2.750% 3/1   969199AC2   2,290    2,120,000   SH           SOLE               2,120,000   0    0

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